Financial instruments - Disclosure of contractual obligations (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Financial instruments
Accounts payable and accrued liabilities	$ 2,310,662	$ 1,660,637
Contractual obligations
Financial instruments
Minimum royalty commitments	2,000,000
Accounts payable and accrued liabilities	2,310,662
Lease obligations	2,250,220
Total contractual obligations	6,560,882
Contractual obligations | Less than one year
Financial instruments
Minimum royalty commitments	200,000
Accounts payable and accrued liabilities	2,310,662
Lease obligations	169,053
Total contractual obligations	2,679,715
Contractual obligations | 1 to 3 years
Financial instruments
Minimum royalty commitments	500,000
Lease obligations	617,088
Total contractual obligations	1,117,088
Contractual obligations | 3 to 5 years
Financial instruments
Minimum royalty commitments	600,000
Lease obligations	414,488
Total contractual obligations	1,014,488
Contractual obligations | 5 years and beyond
Financial instruments
Minimum royalty commitments	700,000
Lease obligations	1,049,591
Total contractual obligations	$ 1,749,591